Risks and Concentration (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Risks and Concentration [Line Items]
Cash deposited (in Dollars)	$ 14,650	$ 22,130
Customer Concentration Risk [Member] | Beijing Duoying Times Culture Media Co., Ltd [Member] | Purchase [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	46.00%	30.00%	26.00%
Customer Concentration Risk [Member] | One Personal Professional Advisor [Member] | Purchase [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	28.00%	21.00%
Customer Concentration Risk [Member] | Jimei University [Member] | Purchase [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	10.00%	18.00%	18.00%
Customer Concentration Risk [Member] | Guangzhou Xingjinhui Trade Co., Ltd [Member] | Purchase [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage		16.00%	20.00%
Customer Concentration Risk [Member] | PRC [Member] | Revenue Benchmark [Member]
Risks and Concentration [Line Items]
Concentration risk, percentage	1.49%	1.70%